Contingent Liabilities and Commitments with Off Balance Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Financial Instruments with Off-Balance-Sheet Risk
Commitment to extend credit	$ 118,887	$ 106,209
Unfunded limited partner equity commitment	4,000	0
Secured [Member]
Summary of Financial Instruments with Off-Balance-Sheet Risk
Standby letters of credit and financial guarantees written	2,509	2,513
Unsecured [Member]
Summary of Financial Instruments with Off-Balance-Sheet Risk
Standby letters of credit and financial guarantees written	$ 8	$ 9